Related party transactions (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Related Party Transaction [Line Items]
Contract sum	$ 823,793	$ 823,793
Research and development	$ 214,396	609,397
Outstanding contract sum		$ 214,396
Dunhua Acer Truncatum Seedling Planting Co Ltd [Member]
Related Party Transaction [Line Items]
Desearch and development description	Seedling analysis	Seedling analysis
Contract sum	$ 109,060	$ 109,060
Research and development	$ 43,624	$ 65,436
Research And Development percentage		70.00%
Outstanding contract sum		$ 43,624
Zhong Yuan Nervonic Acid Biotechnology Co Ltd [Member]
Related Party Transaction [Line Items]
Desearch and development description	Nervonic acid analysis	Nervonic acid analysis
Contract sum	$ 155,800	$ 155,800
Research and development	$ 38,950	$ 116,850
Research And Development percentage		75.00%
Outstanding contract sum		$ 38,950
Zhong Yuan Nervonic Acid Biotechnology Co Ltd One [Member]
Related Party Transaction [Line Items]
Desearch and development description	Nervonic acid analysis	Nervonic acid analysis
Contract sum	$ 67,306	$ 67,306
Research and development	$ 0	$ 67,306
Research And Development percentage		100.00%
Outstanding contract sum		$ 0
Ai Rui Tai Ke Fertilizer Co Ltd [Member]
Related Party Transaction [Line Items]
Desearch and development description	Chemical elements, lignin, cellulose testing	Chemical elements, lignin, cellulose testing
Contract sum	$ 94,337	$ 94,337
Research and development	$ 18,867	$ 75,470
Research And Development percentage		80.00%
Outstanding contract sum		$ 18,867
Ai Rui Tai Ke Fertilizer Co Ltd One [Member]
Related Party Transaction [Line Items]
Desearch and development description	Chemical elements, lignin, cellulose testing	Chemical elements, lignin, cellulose testing
Contract sum	$ 124,640	$ 124,640
Research and development	$ 31,160	$ 93,480
Research And Development percentage		75.00%
Outstanding contract sum		$ 31,160
Zhong Yuan Bo Rui Biotechnology Zhuhai Hengqin Co Ltd [Member]
Related Party Transaction [Line Items]
Desearch and development description	Metabolomics testing and analysis	Metabolomics testing and analysis
Contract sum	$ 272,650	$ 272,650
Research and development	$ 81,795	$ 190,855
Research And Development percentage		70.00%
Outstanding contract sum		$ 81,795